Liquidity, Uncertainties and Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Liquidity Uncertainties And Going Concern [Abstract]
Liquidity, Uncertainties and Going Concern

2. Liquidity, Uncertainties and Going Concern

The Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern within one year after the date that the condensed consolidated financial statements are issued.

Since its inception, the Company has funded its operations primarily with proceeds from the sale of its equity securities and borrowings under loan agreements. The Company has incurred recurring losses since its inception and had an accumulated deficit of $143.0 million at September 30, 2020. The Company expects to continue to generate operating losses for the foreseeable future. The Company expects that its cash and cash equivalents will be sufficient to fund its operating expenses and capital expenditure requirements into the first quarter of 2022. The future viability of the Company beyond that point is dependent on its ability to raise additional capital to finance its operations.

In December 2019, a novel strain of coronavirus (“COVID-19”) was reported to have surfaced in Wuhan, China. As of May 2020, COVID-19 has spread to Europe, the United States and many other countries, and has been declared a pandemic by the World Health Organization. In an effort to contain the spread of COVID-19, the United States, Europe and Asia have implemented severe travel restrictions, social distancing requirements, stay-at-home or shelter-in-place orders and have delayed the commencement of non-COVID-19-related clinical trials, among other restrictions. As a result, the COVID-19 pandemic has presented a substantial public health and economic challenge around the world and is affecting the Company’s employees, communities and business operations, as well as contributing to significant volatility and negative pressure on the U.S. economy and in financial markets. The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition will depend on future developments that are highly uncertain and cannot be accurately predicted, including new information that may emerge concerning COVID-19, the actions taken to contain it or mitigate its impact, and the economic impact on local, regional, national and international markets.

Due to the evolving and uncertain global impacts of the COVID-19 pandemic, the Company cannot precisely determine or quantify the impact this pandemic will have on its business operations for the remainder of fiscal 2020. The extent to which COVID-19 may impact the Company’s results of operations will depend on a variety of factors and future developments, which are highly uncertain and cannot be predicted with confidence, including the ultimate geographic spread of the disease, the duration, scope and severity of the pandemic, the duration and extent of travel restrictions and social distancing in the U.S. and other countries, business closures or business disruptions and the effectiveness of actions taken in the U.S. and other countries to contain and treat COVID-19.

For ongoing and planned clinical trials, the Company has experienced some temporary delays or disruptions due to the COVID-19 pandemic, including limited or reduced patient access to trial investigators, hospitals and trial sites, delayed initiation of new clinical trial sites and limited on-site personnel support at various trial sites, which could adversely impact the Company’s development plans, including the initiation of planned clinical trials and its ability to conduct ongoing clinical trials. There may also be local orders affecting one or more trial sites, which may trigger mandated changes to the Company’s clinical trial protocols or temporary suspensions in the affected trial sites. In addition, quarantines, stay-at-home, executive and similar government orders, or the perception that such orders, shutdowns or other restrictions on the conduct of business operations have occurred and could continue to occur or be expanded in scope or duration, which could adversely impact ongoing and planned clinical trials, employees and business operations, personnel at third-party suppliers and other vendors in the U.S. and other countries, the availability, cost or supply of materials, which may cause delays or disruptions to development plans for the Company’s product candidates, and sales and marketing activities for any product candidates for which the Company may receive marketing approval in the U.S. or other geographies in the future.

2. Liquidity, Uncertainties and Going Concern

In accordance with Accounting Standards Update (“ASU”) No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

Since its inception, the Company has funded its operations primarily with proceeds from the sale of preferred units and borrowings under loan agreements. The Company has incurred recurring losses since its inception, including net losses of $34.7 million and $38.3 million for the years ended December 31, 2019 and 2018, respectively. In addition, as of December 31, 2019, the Company had an accumulated deficit of $121.9 million. The Company expects to continue to generate operating losses for the foreseeable future. As of the issuance date of the annual consolidated financial statements for the year ended December 31, 2019, the Company expected that its cash and cash equivalents after taking into consideration private offering that was completed in June 2020 (See Note 16) would be sufficient to fund its operating expenses and capital expenditure requirements into Q4 2021. The future viability of the Company beyond that point is dependent on its ability to raise additional capital to finance its operations.